                         METLIFE INSURANCE COMPANY USA
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED MAY 1, 2015
                                      TO
              PROSPECTUSES DATED MAY 1, 2000 AND NOVEMBER 9, 2006
                                (COVA SERIES A)

This Supplement revises information contained in the prospectuses dated May 1, 2000 (as supplemented) and November 9, 2006 (as supplemented) for the Cova Series A Variable Annuity contracts issued by MetLife Insurance Company USA ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FEE TABLES AND EXAMPLES

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

                 Mortality and Expense Risk Charge*..... 0.85%
                                                         ----
                 Total Separate Account Annual Expenses. 0.85%

  * We are waiving an amount of the Mortality and Expense Risk Charge equal to the investment portfolio expenses that are in excess of 0.83% for account value allocated to the T. Rowe Price Large Cap Value Portfolio (Class A) and in excess of 0.87% for account value allocated to the Oppenheimer Global Equity Portfolio (Class B).

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

                                                          Minimum Maximum
                                                          ------- -------
       Total Annual Investment Portfolio Operating
       Expenses (expenses that are deducted from
       investment portfolio assets, including management
       fees, distribution and/or service (12b-1) fees,
       and other expenses)                                 0.37%   1.01%

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

                                                        Distribution            Acquired   Total                  Net Total
                                                           and/or                 Fund    Annual     Fee Waiver    Annual
                                            Management Service (12b-1)  Other   Fees and Operating and/or Expense Operating
                                               Fee          Fees       Expenses Expenses Expenses  Reimbursement  Expenses
---------------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST
Invesco Comstock Portfolio -- Class B          0.56%        0.25%        0.02%      --     0.83%        0.02%       0.81%
Invesco Mid Cap Value Portfolio -- Class A     0.64%          --         0.05%    0.04%    0.73%        0.02%       0.71%
Lord Abbett Bond Debenture Portfolio --
 Class A                                       0.51%          --         0.04%      --     0.55%        0.01%       0.54%
MFS(R) Research International Portfolio --
 Class B                                       0.69%        0.25%        0.07%      --     1.01%        0.06%       0.95%
Morgan Stanley Mid Cap Growth Portfolio --
 Class A                                       0.64%          --         0.05%      --     0.69%        0.01%       0.68%
Oppenheimer Global Equity Portfolio --
 Class B                                       0.66%        0.25%        0.08%      --     0.99%        0.06%       0.93%
PIMCO Total Return Portfolio -- Class A        0.48%          --         0.03%      --     0.51%        0.04%       0.47%
Pioneer Fund Portfolio -- Class A              0.67%          --         0.05%      --     0.72%        0.05%       0.67%
T. Rowe Price Large Cap Value Portfolio --
 Class A                                       0.57%          --         0.02%      --     0.59%          --        0.59%

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
                                                           Distribution            Acquired   Total                  Net Total
                                                              and/or                 Fund    Annual     Fee Waiver    Annual
                                               Management Service (12b-1)  Other   Fees and Operating and/or Expense Operating
                                                  Fee          Fees       Expenses Expenses Expenses  Reimbursement  Expenses
------------------------------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio -- Class B        0.32%        0.25%        0.03%     --      0.60%        0.00%       0.60%
BlackRock Money Market Portfolio -- Class A       0.34%          --         0.03%     --      0.37%        0.02%       0.35%
Jennison Growth Portfolio -- Class B              0.59%        0.25%        0.03%     --      0.87%        0.08%       0.79%
MFS(R) Total Return Portfolio -- Class B          0.55%        0.25%        0.05%     --      0.85%          --        0.85%
MFS(R) Value Portfolio -- Class B                 0.70%        0.25%        0.02%     --      0.97%        0.14%       0.83%
Neuberger Berman Genesis Portfolio -- Class A     0.80%          --         0.03%     --      0.83%        0.00%       0.83%
T. Rowe Price Small Cap Growth Portfolio --
 Class A                                          0.47%          --         0.04%     --      0.51%          --        0.51%
WMC Core Equity Opportunities Portfolio --
 Class E                                          0.70%        0.15%        0.03%     --      0.88%        0.11%       0.77%
PUTNAM VARIABLE TRUST -- CLASS IB
Putnam VT Equity Income Fund                      0.47%        0.25%        0.11%     --      0.83%          --        0.83%

The information shown in the table above was provided by the investment portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the investment portfolio's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the investment portfolio, but that the expenses of the investment portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the investment portfolio's board of directors or trustees, are not shown.

INVESTMENT OPTIONS

The contract offers the investment portfolios which are listed below. Appendix B contains a summary of subadvisers and investment objectives for each portfolio. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INSURANCE COMPANY USA, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.



MET INVESTORS SERIES TRUST (CLASS A (OR CLASS B AS NOTED))

 Invesco Comstock Portfolio (Class B)
 Invesco Mid Cap Value Portfolio
 Lord Abbett Bond Debenture Portfolio
 MFS(R) Research International Portfolio (Class B)
 Morgan Stanley Mid Cap Growth Portfolio
 Oppenheimer Global Equity Portfolio (Class B)
 PIMCO Total Return Portfolio
 Pioneer Fund Portfolio
 T. Rowe Price Large Cap Value Portfolio

METROPOLITAN SERIES FUND (CLASS B (OR CLASS A OR CLASS E AS NOTED))

 BlackRock Bond Income Portfolio
 BlackRock Money Market Portfolio (Class A)
 Jennison Growth Portfolio
 MFS(R) Total Return Portfolio
 MFS(R) Value Portfolio
 Neuberger Berman Genesis Portfolio (Class A)
 T. Rowe Price Small Cap Growth Portfolio (Class A)
 WMC Core Equity Opportunities Portfolio (Class E )

PUTNAM VARIABLE TRUST (CLASS IB)

 Putnam VT Equity Income Fund

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OTHER INFORMATION

DISTRIBUTOR

The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the investment portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife Insurance Company USA and the Separate Account, as well as individual owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the investment portfolios; impact our ability to calculate accumulation unit values; cause the release and possible destruction of confidential owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

FINANCIAL STATEMENTS

The financial statements of the Separate Account are attached. Upon request, the financial statements of MetLife Insurance Company USA will be sent to you without charge.

DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco V.I."): Invesco V.I. International Growth Fund (Series I) (closed May 1, 2002); Franklin Templeton Variable Insurance Products Trust: Templeton Foreign VIP Fund (Class I) (closed May 1, 2003); Metropolitan Series Fund: T. Rowe Price Mid Cap Growth Portfolio (Class B) (closed May 1, 2003); Met Investors Series Trust: MFS(R) Research International Portfolio (Class A) (closed May 1, 2003); Metropolitan Series Fund: Baillie Gifford International Stock Portfolio (Class B) (closed December 19, 2003); Metropolitan Series Fund: T. Rowe Price Large Cap Growth Portfolio (Class A) (closed May 1, 2004); Metropolitan Series Fund: BlackRock Capital Appreciation Portfolio (Class A) (added and closed effective May 4, 2009); and Met Investors Series Trust: Oppenheimer Global Equity Portfolio (Class A) (added and closed May 2, 2011) and ClearBridge Aggressive Growth Portfolio (Class B) (added and closed May 2, 2011).

Effective as of April 28, 2003, the General American Money Market Fund was merged into the State Street Research Money Market Portfolio of the Metropolitan Series Fund, Inc. and the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.

Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Fund (Class 1) (closed May 1, 2002) was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.; Templeton Global Income Securities Fund (Class A) (closed May 1, 2002) was replaced with the PIMCO Total Return Portfolio (Class A) of Met Investors Series Trust; Franklin Large Cap Growth Securities Fund (Class
1) (closed May 1, 2003) was replaced with T. Rowe Price Large Cap Portfolio (Class A) of the Metropolitan Series Fund, Inc.; and Mutual Shares Securities Fund (Class 1) (closed May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of Met Investors Series Trust; and (b) AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. Premier Equity Fund (Series I) (closed May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A).

Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class A) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class A) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class A) of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class A) of the Metropolitan Series Fund, Inc.

Effective as of May 1, 2005, the Met/Putnam Voyager Portfolio (Class B) of the Metropolitan Series Fund, Inc. merged into the Jennison Growth Portfolio (Class
B) of the Metropolitan Series Fund, Inc. Effective as of May 1, 2005, the Money Market Portfolio (Class B) of the Met Investors Series Trust merged into the BlackRock Money Market Portfolio of the Metropolitan Series Fund, Inc.

Effective as of May 1, 2006, the MFS Investors Trust Portfolio (Class B) of the Metropolitan Series Fund, Inc. was merged into the Legg Mason Value Equity Portfolio (Class B) of the Met Investors Series Trust.

Effective as of April 30, 2007, the Invesco V.I. Capital Appreciation Fund (Series I) (closed effective May 1, 2002) was replaced with the Met/AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust.

Effective as of April 30, 2007, the following portfolios of the Met Investors Series Trust were merged: the Met/Putnam Capital Opportunities Portfolio (Class
A) merged into the Lazard Mid-Cap Portfolio (Class A); and the Lord Abbett America's Value Portfolio (Class B) merged into the Lord Abbett Bond Debenture Portfolio (Class B) (approximately 35%) and the Lord Abbett Mid Cap Value Portfolio (Class B) (approximately 65%).

Effective as of May 4, 2009, the Capital Guardian U.S. Equity Portfolio (Class A and Class B) of the Metropolitan Series Fund, Inc. merged into the Pioneer Fund Portfolio (Class A) of the Met Investors Series Trust; and the Met/AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust merged into the BlackRock Legacy Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.

Effective as of May 3, 2010, the assets in the Class B shares of the Lord Abbett Bond Debenture Portfolio and the Lord Abbett Mid Cap Value Portfolio of the Met Investors Series Trust, which had been closed to new investment, were transferred to the Class A Shares of those investment portfolios.

Effective as of May 3, 2010, Putnam VT Growth and Income Fund (Class 1B) (closed effective May 1, 2006) of the Putnam Variable Trust was replaced by the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.

Effective as of May 2, 2011, the Templeton Growth Securities Fund (Class 1) (closed effective May 1, 2002) of the Franklin Templeton Variable Insurance Products Trust was replaced with the Met/Templeton Growth Portfolio (Class A) of the Met Investors Series Trust.

Effective as of May 2, 2011, the Legg Mason Value Equity Portfolio (Class B) (closed effective May 1, 2006) of the Met Investors Series Trust was merged into the Legg Mason ClearBridge Aggressive Growth Portfolio (Class B) of the Met Investors Series Trust.

Effective as of April 30, 2012, the Oppenheimer Capital Appreciation Portfolio of the Met Investors Series Trust merged into the Jennison Growth Portfolio of the Metropolitan Series Fund.

Effective as of April 29, 2013, the MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) of the Met Investors Series Trust merged into the Neuberger Berman Genesis Portfolio of the Metropolitan Series Fund.

Effective as of April 29, 2013, the Oppenheimer Global Equity Portfolio of the Metropolitan Series Fund merged into the Met/Templeton Growth Portfolio of the Met Investors Series Trust. Also effective April 29, 2013, the Met/Templeton Growth Portfolio changed its name to the Oppenheimer Global Equity Portfolio.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

        INVESTMENT PORTFOLIO                   INVESTMENT OBJECTIVE                  INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST
Invesco Comstock Portfolio -- Class B  Seeks capital growth and income.       MetLife Advisers, LLC
                                                                              Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --     Seeks high total return by investing
 Class A                               in equity securities of mid-sized      MetLife Advisers, LLC
                                       companies.                             Subadviser: Invesco Advisers, Inc.
Lord Abbett Bond Debenture Portfolio   Seeks high current income and the      MetLife Advisers, LLC
 -- Class A                            opportunity for capital appreciation   Subadviser: Lord, Abbett & Co. LLC
                                       to produce a high total return.
MFS(R) Research International          Seeks capital appreciation.            MetLife Advisers, LLC
 Portfolio -- Class B                                                         Subadviser: Massachusetts Financial Services
                                                                              Company
Morgan Stanley Mid Cap Growth          Seeks capital appreciation.            MetLife Advisers, LLC
 Portfolio -- Class A                                                         Subadviser: Morgan Stanley Investment
                                                                              Management Inc.
Oppenheimer Global Equity Portfolio    Seeks capital appreciation.            MetLife Advisers, LLC
 -- Class B                                                                   Subadviser: OppenheimerFunds, Inc.
PIMCO Total Return Portfolio --        Seeks maximum total return,            MetLife Advisers, LLC
 Class A                               consistent with the preservation of    Subadviser: Pacific Investment Management
                                       capital and prudent investment         Company LLC
                                       management.
Pioneer Fund Portfolio -- Class A      Seeks reasonable income and capital    MetLife Advisers, LLC
                                       growth.                                Subadviser: Pioneer Investment Management,
                                                                              Inc.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation   MetLife Advisers, LLC
 Portfolio -- Class A                  by investing in common stocks          Subadviser: T. Rowe Price Associates, Inc.
                                       believed to be undervalued. Income is
                                       a secondary objective.
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --     Seeks a competitive total return       MetLife Advisers, LLC
 Class B                               primarily from investing in            Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.
BlackRock Money Market Portfolio --    Seeks a high level of current income   MetLife Advisers, LLC
 Class A                               consistent with preservation of        Subadviser: BlackRock Advisors, LLC
                                       capital.
Jennison Growth Portfolio -- Class B   Seeks long-term growth of capital.     MetLife Advisers, LLC
                                                                              Subadviser: Jennison Associates LLC
MFS(R) Total Return Portfolio --       Seeks a favorable total return         MetLife Advisers, LLC
 Class B                               through investment in a diversified    Subadviser: Massachusetts Financial Services
                                       portfolio.                             Company
MFS(R) Value Portfolio -- Class B      Seeks capital appreciation.            MetLife Advisers, LLC
                                                                              Subadviser: Massachusetts Financial Services
                                                                              Company
Neuberger Berman Genesis Portfolio --  Seeks high total return, consisting    MetLife Advisers, LLC
 Class A                               principally of capital appreciation.   Subadviser: Neuberger Berman Management
                                                                              LLC
T. Rowe Price Small Cap Growth         Seeks long-term capital growth.        MetLife Advisers, LLC
 Portfolio -- Class A                                                         Subadviser: T. Rowe Price Associates, Inc.
WMC Core Equity Opportunities          Seeks to provide a growing stream of
 Portfolio -- Class E                  income over time and, secondarily,     MetLife Advisers, LLC
                                       long-term capital appreciation and     Subadviser: Wellington Management
                                       current income.                        Company LLP
PUTNAM VARIABLE TRUST -- CLASS IB
Putnam VT Equity Income Fund           Seeks capital growth and current       Putnam Investment Management, LLC
                                       income.

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